Risk Management and Fair Value Measurements - Summary of Fair Value of Long Lived Assets Held and Used (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Impaired Long Lived Assets Held And Used [Line Items]
Impairment Loss charged against Vessels, net	$ 3,392
Impairment Loss charged against Deferred charges, net	606	$ 400
Vessel Impairment Charge	3,998	$ 16,930
Level 2 [Member]
Impaired Long Lived Assets Held And Used [Line Items]
Fair value of vessel	16,000
Vessel Impairment Charge	3,998
Northsea Alpha Vessel [Member]
Impaired Long Lived Assets Held And Used [Line Items]
Impairment Loss charged against Vessels, net	1,769
Impairment Loss charged against Deferred charges, net	292
Vessel Impairment Charge	2,061
Northsea Alpha Vessel [Member] | Level 2 [Member]
Impaired Long Lived Assets Held And Used [Line Items]
Fair value of vessel	8,000
Northsea Beta Vessel [Member]
Impaired Long Lived Assets Held And Used [Line Items]
Impairment Loss charged against Vessels, net	1,623
Impairment Loss charged against Deferred charges, net	314
Vessel Impairment Charge	1,937
Northsea Beta Vessel [Member] | Level 2 [Member]
Impaired Long Lived Assets Held And Used [Line Items]
Fair value of vessel	$ 8,000